Variable Interest Entities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Current assets	$ 635,761	$ 1,190,526
Total Assets	414,904,338	415,400,119
Current liabilities	3,057,810	143,016
Total liabilities	68,045,210	68,434,126
Marketwise, LLC
Variable Interest Entity [Line Items]
Current assets	330,610,000	180,637,000	$ 205,700,000
Total Assets	491,175,000	284,813,000	276,205,000
Current liabilities	422,572,000	345,538,000	254,431,000
Total liabilities	2,050,484,000	1,205,423,000	544,269,000
Variable Interest Entity, Primary Beneficiary | Marketwise, LLC
Variable Interest Entity [Line Items]
Current assets	3,759,000	3,787,000	4,066,000
Noncurrent assets	8,000	22,000	124,000
Total Assets	3,767,000	3,809,000	4,190,000
Current liabilities	3,109,000	3,265,000	2,672,000
Noncurrent liabilities	0	0	1,898,000
Total liabilities	$ 3,109,000	$ 3,265,000	$ 4,570,000